Investment in Partnership (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Feb. 03, 2012	Feb. 03, 2010
Investment in Partnership [Abstract]
Equity Investment in Affiliate				$ 58.6
Equity Method Investment, Ownership Percentage			48.15%
Income (Loss) of Equity Investment in Affiiate	$ 0.2	$ 2.9